Derivative Financial Instruments	9 Months Ended
Sep. 30, 2022
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 11 - DERIVATIVE FINANCIAL INSTRUMENTS

The Company evaluated the terms and conditions of the 2022 Notes (see note 10 above) under the guidance of ASC 815. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted, and all additional convertible debentures and warrants are included in the value of the derivative liabilities. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion options and warrants and shares to be issued were recorded as derivative liabilities on the issuance date and revalued at each reporting period. The Company evaluated the fair value of the derivatives utilizing the “with and without scenario” using options pricing models and Monte Carlo simulation, and a probability weighted value. As of September 30, 2022, the fair value of derivative liabilities in respect of the conversion feature and the warrants were $1,159,000 and $698,351, respectively.

The following are the data and assumptions used in the conversion feature derivative valuations at the respective dates:

	Inception	September 30, 2022
Common stock price	$0.30	$0.12
Exercise price	$0.33-0.36	0.33-0.36
Expected volatility	100.0%	92.0-100.0%
Risk free rate	2.3-3.0%	3.3-4.0%
Expected dividend yield	0%	0%
Expected term (years)	0.55-1.25	0.25-0.95
Discount rate	37.7%	37.7%
PV factor	0.67-0.84	0.80

The following are the data and assumptions used in the warrant derivative valuations at the respective dates:

	Inception	September 30, 2022
Common stock price	$0.30	$0.12
Expected volatility	100.0%	98.0%
Expected term (years)	6.05	5.5
Risk free rate	3.5%	4.0%
Expected dividend yield	0%	0%

The following tables summarize the components of the Company’s derivative liabilities as of September 30, 2022 and December 31, 2021:

	Conversion Feature	Warrants	Total
Balance at December 31, 2021	-	-	-
Issuance – June 13, 2022	$1,610,000	$1,622,399	$3,232,399
Movement in fair value	(451,000)	(924,048)	(1,375,048)
Balance at September 30, 2022	$1,159,000	$698,351	$1,857,351